Cover - shares	12 Months Ended
	Dec. 31, 2021	May 06, 2022
Document Information Line Items
Entity Registrant Name	EURO TECH HOLDINGS COMPANY LIMITED
Entity Central Index Key	0001026662
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		7,732,132
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-22113
Entity Incorporation State Country Code	D8
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Entity Address Postal Zip Code	true
Auditor Name	Union Power HK CPA Limited
Auditor Location	Hong Kong
Auditor Firm Id	3004
Security 12b Title	Ordinary Shares, no par value
Trading Symbol	CLWT
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Entity Other Identification Type	David YL Leung
Document Accounting Standard	U.S. GAAP
Entity Address Address Line 1	Unit D, 18/F.
Amendment Description	Amendment
Business Contact [Member]
Document Information Line Items
Phone Fax Number Description	852-28734887
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Entity Address Address Line 1	Unit D, 18/F.
Contact Personnel Name	David YL Leung